Note 14 - Concentration of Credit Risk	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
(14)	Concentration of Credit Risk

Practically all of the Company’s loans, commitments, and commercial and standby letters of credit have been granted to customers in the Company’s market area. Practically all such customers are depositors of Wilson Bank. The concentrations of credit by type of loan are set forth in note 2 - Loans and Allowance for Loan Losses.

Interest bearing deposits totaling $164,587,000 were deposited with five commercial banks at December 31, 2021. Included in interest bearing deposits is $1,200,000 of collateral deposits related to our fixed rate loan hedging program deposited with one commercial bank. In addition, the Bank has funds deposited with the  FHLB of Cincinnati in the amount of $414,000. Funds deposited with the FHLB of Cincinnati are not insured by the FDIC.

Federal funds sold in the amount of $27,055,000 were deposited with one commercial bank at December 31, 2021.